Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Balance Sheets (Parentheticals) (Parent Company [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Income taxes receivable from bank subsidiary	$ 137,993	$ 491,937